Borrowings	6 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

25         Borrowings

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Senior secured notes	318,738	330,757	328,696
Secured term loan facility	168,114	175,022	173,880
Accrued interest on senior secured notes	5,288	5,453	5,492
	492,140	511,232	508,068
Less: non-current portion
Senior secured notes	318,738	330,757	328,696
Secured term loan facility	168,114	175,022	173,880
Non-current borrowings	486,852	505,779	502,576
Current borrowings	5,288	5,453	5,492

The senior secured notes of £318,738,000 (30 June 2019: £330,757,000; 31 December 2018:  £328,696,000) is stated net of unamortized issue costs amounting to £3,231,000 (30 June 2019:  £3,414,000; 31 December 2018:  £3,594,000). The outstanding principal amount of the senior secured notes is $425,000,000 (30 June 2019:  $425,000,000; 31 December 2018:  $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi‑annually. The senior secured notes mature on 25 June 2027.

The senior secured notes were issued by our wholly-owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are wholly-owned subsidiaries of Manchester United plc.

The secured term loan facility of £168,114,000 (30 June 2019:  £175,022,000; 31 December 2018:  £173,880,000) is stated net of unamortized issue costs amounting to £2,342,000 (30 June 2019:  £1,894,000; 31 December 2018:  £2,040,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (30 June 2019:  $225,000,000; 31 December 2018:  $225,000,000). The secured term loan facility attracts interest of US dollar LIBOR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The secured term loan facility was amended by an amendment and restatement agreement dated 5 August 2019 which became effective on 6 August 2019 to, among other things, extend the expiry date. Consequently, the remaining balance of the secured term loan facility is repayable on 6 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly-owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are wholly-owned subsidiaries of Manchester United plc.

The Group also has undrawn committed revolving borrowing facility of up to £125,000,000 plus (subject to certain conditions) the ability to drawdown a further £25,000,000 by way of incremental facilities. The facility terminates on 4 April 2025 (although it may be possible for any incremental facilities to terminate after such date). Drawdowns would attract interest of LIBOR or EURIBOR plus an applicable margin of between 1.25% and 1.75% per annum (depending on the total net leverage ratio at that time). No drawdowns were made from these facilities during 2019 or 2018.

The Group has complied with all covenants under its revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2019 and 2018 reporting period.